Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

14.  Income taxes

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The subsidiary incorporated in Hong Kong is subject to income tax within Hong Kong at the applicable tax rate on taxable income. Since April 1, 2018, our subsidiary incorporated in Hong Kong has been subject to Hong Kong profit tax at a rate of 8.25% on assessable profits up to HK$2.0 million and 16.5% on any part of assessable profits over HK$2.0 million. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. For the years ended December 31, 2019, 2020 and 2021, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Weidai HK and Rymo Technology Industry Limited are exempted from income tax on its foreign-derived income and there is no withholding tax in Hong Kong on remittance of dividends.

China

The Company’s subsidiary, VIE and VIE’s subsidiaries domiciled in the PRC were subject to 25% statutory income tax rate in the periods presented. Zhejiang Qunshuo Digital Technology Co., Ltd. and Hangzhou Yaohong Technology Co., Ltd. qualify as High and New Technology Enterprise (“HNTE”) companies in the PRC, and are entitled to pay a reduced income tax rate of 15% for the period from January, 2019 to December 2021. A HNTE Certificate is valid for three years. An entity may re-apply for an HNTE certificate when the prior certificate expires. The HNTE certificate for Zhejiang Qunshuo Electronics Co., Ltd. has been extended for another three years until December 2024.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with respect to Taxes on Income in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

The Company did not provide for foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings.

Super deduction on research and development (“R&D”) expenses

Under the EIT law of the PRC, qualified enterprises can enjoy a 175%super deduction for eligible R&D expenses in the year ended 2019, 2020 and 2021. During the years ended December 31, 2019, 2020 and 2021, RMB85,810, RMB30,112 and RMB22,193 (US$3,483) of R&D expense was eligible for the super deduction, which accounts for an RMB13,919, RMB5,646 and RMB 4,161(US$ 653) decrease in tax expense, respectively.

The Company generates substantially all of its profit before income tax in the PRC. The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax	365,293	45,249	2	1
Deferred income tax	(260,050)	271,237	403,852	63,373
Total income tax expenses	105,243	316,486	403,854	63,374

The principal components of the deferred tax assets are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	613,056	722,633	113,397
Net operating loss carry forwards	70,220	145,472	22,828
Accruals for share-based compensation	42,636	42,636	6,691
Accruals for payroll and other costs	13,589	13,594	2,133
Accruals for other liabilities	30,558	49,587	7,781
Contract liabilities	36,469	12,829	2,013
Lease liabilities	—	4,531	711
Less: valuation allowance	(402,676)	(986,982)	(154,879)
Balance at the end of the year	403,852	4,300	675

Deferred tax liabilities
Right-of-use assets	—	(4,300)	(675)
Balance at the end of the year	—	(4,300)	(675)
Deferred tax assets, net	403,852	—	—

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and VIEs and subsidiaries of the VIEs’ tax years 2015 through 2021 remain open to examination by the taxing jurisdictions. According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. As of December 31, 2021, the Company had net operating losses of RMB616,377 (US$96,723) which will be available to offset future taxable income. If not used, these carryforwards will expire between the year ended December 31, 2022 and 2026.

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2020 and 2021, valuation allowances on deferred tax assets are provided because the Company believes that it is more-likely-than-not that certain of the subsidiaries, VIEs and subsidiaries of the VIE registered in the PRC will not be able to generate sufficient taxable income in the near future, to realize the deferred tax assets carried-forwards.

A reconciliation of the differences between the PRC statutory tax rate is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income/(loss) before provision of income tax	368,485	(397,857)	(740,190)	(116,152)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	92,121	(99,465)	(185,047)	(29,038)
Difference on tax rate	(18,427)	8,803	4,898	769
Research and development super-deduction	(13,919)	(5,646)	(4,161)	(653)
Non-deductible/non-taxable items	34,168	23,148	3,858	605
Changes in valuation allowance	11,300	389,646	584,306	91,691
Income tax expenses	105,243	316,486	403,854	63,374

Unrecognized Tax Benefits

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at January 1	—	215,531	434,439	68,173
Additions based on tax positions related to current year	215,531	218,908	184,472	28,948
Balance at December 31	215,531	434,439	618,911	97,121

As of December 31, 2020 and 2021, the total unrecognized tax position was RMB434,439 and RMB618,911 (US$97,121), respectively, related to the early write-off for loans. The balance in unrecognized tax benefits if ultimately recognized, would favorably impact the Company’s effective tax rate and result in adjustments to deferred taxes by RMB215,531 (US$33,822) as of December 31, 2020 and December 31, 2021.  The unrecognized tax benefit will remain until the statute expires or the bad debt becomes deductible under PRC tax law, pending clarification of current tax law or audit by the tax authorities.

For the years ended December 31, 2019, 2020 and 2021, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. As of the issuance date of this report, the Group is not notified of any fine or penalty from the PRC tax authorities.